Segment information (Tables)	9 Months Ended
Sep. 30, 2026
Operating Segments [Abstract]
Schedule of Revenue by Geographical Locations
The following tables present details on revenues derived in the following geographical locations for the three and nine months ended September 30, 2026 and 2025.

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
North America
Canada	3,784	3,352	10,644	9,880
United States	46,579	41,760	136,165	124,054
Rest of World	19,970	16,510	57,794	45,716
	70,333	61,622	204,603	179,650